23. Other Operating Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
BOLI income	$ 401	$ 410
Other Contracted Services	775	614
Bank Franchise Taxes	367	260
FDIC Insurance Costs	863	1,203
Software Licensing / Maintenance	736	642
Postage and Freight	282	293
Legal	378	336
Other Loan Expense	330	332
Other Losses	450	95
Advertising	$ 260	$ 142